Note 11 - Financial Instruments	12 Months Ended
Aug. 31, 2018
Statement Line Items [Line Items]
Disclosure of financial instruments [text block]
11.	Financial Instruments

Fair Value of Financial Instruments
The Company designated warrant and derivative liabilities as FVTPL. Fair value of the warrant liabilities and gold bullion loan derivatives are categorized as Level
3
measurement as these are calculated based on unobservable market inputs. A
10%
movement in volatility in the financial instruments that were classified as Level
3
measurement will have an impact of approximately
$nil
on the consolidated statements of comprehensive loss as these amounts have been reclassified during the period on change of functional currency. Trade and Other Receivables and cash are classified as loans and receivables, which are measured at amortized cost. Trade and other payables, leases payable, convertible loans and gold bullion loans are classified as other financial liabilities, which are measured at amortized cost. Fair value of trade and other payables and convertible loans are determined from transaction values that are not
based on observable market data.

The carrying value of the Company’s cash, other receivables, trade and other payables approximate their fair value due to the relatively short term nature of these instruments.

Fair value estimates are made at a specific point in time, based on relevant market information and information about financial instruments. These estimates are subject to and involve uncertainties and matters of significant judgment, therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

A summary of the Company's risk exposures as they relate to financial instruments are reflected below:

Credit Risk
Credit risk is the risk of an unexpected loss if a
third
party to a financial instrument fails to meet its contractual obligations. The Company is subject to credit risk on the cash balances at the bank and accounts and other receivables and the carrying value of those accounts represent the Company’s maximum exposure to credit risk. The Company’s cash and short-term bank investments are with Schedule
1
banks or equivalents. The other receivables consist of amounts due from related parties. The Company has not
recorded an impairment or allowance for credit risk as at
August
31,
2018,
or
August 31, 2017.

Interest Rate Risk
Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rate. The Company’s bank accounts earn interest income at variable rates. The bullion loan carries a fixed rate of interest. The Company’s future interest income is exposed to changes in short-term rates. As at
August
31,
2018,
a
1%
increase/decrease in interest rates would decrease/increase net loss for the period by approximately
$4,000
(
2017
-
$10,000
).

Liquidity Risk
The Company’s approach to managing liquidity risk is to ensure that it will have sufficient liquidity to meet liabilities when due. As at
August
31,
2018,
the Company had current assets of
$1,322,307
(
August 31, 2017 -
$1,922,088
) and current liabilities of
$13,332,992
(
August 31, 2017 -
$8,474,464
). All of the Company’s trade payables and receivables have contractual maturities of less than
90
days and are subject to normal trade terms. Current working capital deficiency of the Company is
$12,010,685
(
August 31, 2017 -
$6,552,376
working capital deficiency). The Company will require additional financing in order to conduct its planned work programs on mineral properties and the development and construction of the Buckreef Project, meet its ongoing levels of corporate overhead and discharge its liabilities as they come due.

Foreign Currency Risk
The Company is exposed to the financial risk related to the fluctuation of foreign exchange rates. The Company has offices in Canada, USA, and Tanzania, but holds cash mainly in Canadian and United States currencies. A significant change in the currency exchange rates between the Canadian dollar relative to US dollar and Tanzanian shillings could have an effect on the Company’s results of operations, financial position, or cash flows. At
August
31,
2018,
the Company had
no
hedging agreements in place with respect to foreign exchange rates. As a majority of the transactions of the Company are denominated in US and Tanzanian Shilling currencies, a
10%
movement in the foreign exchange rate will have an impact of approximate
$995,000
on the statements of comprehensive loss.